UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Verity and Verity, LLC
Address:  2015 Boundary Street
          Beaufort, SC 29902

Form 13F File Number:  028-14888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William W. Verity
Title:    Managing Member/President/Director
Phone:    843.379.6661

Signature, Place, and Date of Signing:

    /s/ William W. Verity            Beaufort, SC               May 15, 2012
    ---------------------            ------------               ------------
         [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           73
                                         -----------

Form 13F Information Table Value Total:  $   111,303
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-11230                   ThomasPartners, Inc.


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
                COLUMN 1                  COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ------------------
                                                                                                                   VOTING AUTHORITY
                                          TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ------------------
             NAME OF ISSUER                CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
----------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ------
Abbott Laboratories                       EQUITIES 2824100         2,697      44,000          Shared     1                    44,000
Auto Data Processing                      EQUITIES 53015103          215       3,893          Shared     1                     3,893
Amern Financial Gp New                    EQUITIES 25932104          521      13,515          Sole                            13,515
Gallagher Arthur J & Co                   EQUITIES 363576109         344       9,615          Shared     1                     9,615
Air Prod & Chemicals Inc                  EQUITIES 9158106           815       8,875          Shared     1                     8,875
American Express Company                  EQUITIES 25816109          970      16,757          Shared     1                    16,757
Becton Dickinson & Co                     EQUITIES 75887109        1,541      19,849          Shared     1                    19,849
Chubb Corporation                         EQUITIES 171232101       2,366      34,240          Shared     1                    34,240
Cullen Frost Bankers                      EQUITIES 229899109       1,413      24,277          Shared     1                    24,277
Cincinnati Financial Cp                   EQUITIES 172062101       1,986      57,541          Shared     1                    57,541
Colgate-Palmolive Co                      EQUITIES 194162103         789       8,072          Shared     1                     8,072
Chevron Corp.                             EQUITIES 166764100       2,561      23,889          Shared     1                    23,889
Du Pont E I De Nemour&Co                  EQUITIES 263534109       2,132      40,305          Shared     1                    40,305
Deere & Co                                EQUITIES 244199105         882      10,904          Shared     1                    10,904
Emerson Electric Co                       EQUITIES 291011104       2,137      40,958          Shared     1                    40,958
General Dynamics Corp                     EQUITIES 369550108       2,191      29,862          Shared     1                    29,862
Genuine Parts Co                          EQUITIES 372460105       2,740      43,658          Shared     1                    43,658
Intl Business Machines                    EQUITIES 459200101       2,796      13,400          Shared     1                    13,400
Intel Corp                                EQUITIES 458140100       2,486      88,426          Shared     1                    88,426
Illinois Tool Works                       EQUITIES 452308109       2,214      38,755          Shared     1                    38,755
Johnson & Johnson                         EQUITIES 478160104       2,134      32,357          Shared     1                    32,357
Janus Capital Group Inc                   EQUITIES 47102X105         495      55,610          Shared     1                    55,610
Kimberly-Clark Corp                       EQUITIES 494368103       1,521      20,583          Shared     1                    20,583
Coca Cola Company                         EQUITIES 191216100       1,685      22,765          Shared     1                    22,765
Lowes Companies Inc                       EQUITIES 548661107         993      31,658          Shared     1                    31,658
Mc Donalds Corp                           EQUITIES 580135101       1,695      17,282          Shared     1                    17,282
Mc Cormick & Co Inc N-Vt                  EQUITIES 579780206         355       6,530          Shared     1                     6,530
3m Company                                EQUITIES 88579Y101       1,981      22,205          Shared     1                    22,205
Altria Group                              EQUITIES 02209S103       2,063      66,821          Shared     1                    66,821
Microsoft Corp                            EQUITIES 594918104       2,307      71,521          Shared     1                    71,521
Nstar                                     EQUITIES 67019E107       1,442      29,647          Shared     1                    29,647
Northern TRUST Corp                       EQUITIES 665859104       1,240      26,130          Shared     1                    26,130
Omnicom Group Inc                         EQUITIES 681919106       1,581      31,221          Shared     1                    31,221
Paychex Inc                               EQUITIES 704326107       1,896      61,190          Shared     1                    61,190
Procter & Gamble Co                       EQUITIES 742718109       2,139      31,832          Shared     1                    31,832
Parker-Hannifin Corp                      EQUITIES 701094104       1,061      12,545          Shared     1                    12,545
Philip Morris Intl Inc                    EQUITIES 718172109       2,436      27,494          Shared     1                    27,494
PPG Industries Inc                        EQUITIES 693506107       2,452      25,599          Shared     1                    25,599
Reynolds American Inc                     EQUITIES 761713106       1,163      28,060          Shared     1                    28,060
Raytheon Company New                      EQUITIES 755111507       1,169      22,154          Shared     1                    22,154
The Southern Company                      EQUITIES 842587107       1,763      39,233          Shared     1                    39,233
Sysco Corporation                         EQUITIES 871829107       1,569      52,535          Shared     1                    52,535
A T & T Corp New                          EQUITIES 00206R102       2,111      67,588          Shared     1                    67,588
United Parcel Service B                   EQUITIES 911312106       1,511      18,718          Shared     1                    18,718
United Technologies Corp                  EQUITIES 913017109       2,077      25,048          Shared     1                    25,048
V F Corporation                           EQUITIES 918204108       2,370      16,237          Shared     1                    16,237
Verizon Communications                    EQUITIES 92343V104       1,350      35,300          Shared     1                    35,300
Walgreen Company                          EQUITIES 931422109       1,187      35,448          Shared     1                    35,448
Wells Fargo & Co New                      EQUITIES 949746101       2,041      59,779          Shared     1                    59,779
Wgl Holdings Inc                          EQUITIES 92924F106         283       6,965          Shared     1                     6,965
Waste Management Inc Del                  EQUITIES 94106L109       2,137      61,128          Shared     1                    61,128
Exxon Mobil Corporation                   EQUITIES 30231G102       2,309      26,618          Shared     1                    26,618
Accenture Ltd Cl A                        EQUITIES G1151C101       1,278      19,810          Shared     1                    19,810
B C E Inc                                 EQUITIES 05534B760       2,028      50,616          Shared     1                    50,616
Br Amer Tobacco Plc Adrf                  ADR      110448107         924       9,130          Shared     1                     9,130
Diageo Plc New Adr                        EQUITIES 25243Q205       2,662      27,590          Shared     1                    27,590
Novartis A G Spon Adr                     ADR      66987V109       1,962      35,405          Shared     1                    35,405
Kon Philips Elec Nv Newf                  EQUITIES 500472303       1,032      50,708          Shared     1                    50,708
PowerShares ETF Tr-Intl Divid             ETF      73935X716         292      19,036          Shared     1                    19,036
Siemens A G Adr                           ADR      826197501       1,785      17,698          Shared     1                    17,698
Jp Morgan Exch Trad Note                  ETF      46625H365         767      19,604          Shared     1                    19,604
Boardwalk Pipeline Ptnrs                  MLP      96627104          805      30,433          Shared     1                    30,433
Enbridge Energy Ptnrs Lp                  MLP      29250r106         320      10,330          Shared     1                    10,330
Enbridge Energy Mgmt                      LP       29250X103       1,004      31,522          Shared     1                    31,522
Enterprise Prd Prtnrs Lp                  MLP      293792107       1,910      37,839          Shared     1                    37,839
Kinder Morgan Energy Lp                   MLP      494550106       1,597      19,297          Shared     1                    19,297
Kinder Morgan Management                  LP       49455U100         673       9,024          Shared     1                     9,024
Linn Energy                               MLP      536020100         542      14,200          Shared     1                    14,200
Magellan Midstream Ptnrs                  MLP      559080106       1,849      25,556          Shared     1                    25,556
Natural Resource Ptnr Lp                  MLP      63900P103         305      12,730          Shared     1                    12,730
Penn Virginia Res Ptnrs                   MLP      707884102         948      43,439          Shared     1                    43,439
Sunoco Logistics Ptnr Lp                  MLP      86764L108       1,368      36,168          Shared     1                    36,168
Tortoise Egy Infrastruct                  LLC      89147L100         939      22,785          Shared     1                    22,785